UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/99

Check here if Amendment [x ]; Amendment Number: 1
This Amendment (Check only one.): [x ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Treasurer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		8/13/99

Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 28
Form 13F Information Table Value Total: 369,519,039

							       FORM 13F INFORMATION TABLE
							       VALUE	       SHARES/  SH/	 PUT/ INVSTMT OTHER	VOTING  AUTHORITY
Name of Issuer			Title of Class	CUSIP	       (x$1000)        PRN AMT  PRN	 CALL DSCRETN MANAGERS	SOLE	  SHARED  NONE
--------------------------      ---------------	-----	        -------        ----
Abitibi-Consolidated 		COM		003924107	 13,108 	 1,135,000 	x				 1,135,000
Abraxas Pete Corp		COM		003830106	 608	 	 512,000 	x				 512,000
Arch Chemicals Inc		COM		03937R102	 4,801	 	 197,500 	x				 197,500
Collagen Aesthetics 		COM		194194106	 5,843	 	 425,000 	x				 425,000
Corporate Express		COM		219888104	 20,475 	 2,925,000 	x				 2,925,000
Grand Union Co.			COM		386532402	 26,079 	 2,680,000 	x				 2,680,000
Great Atlantic & Pa		COM		390064103	 3,381	 	 100,000 	x				 100,000
Korea Telecom			SPONSORED ADR 	50063P103	 67,180 	 1,679,500 	x				 1,679,500
Laser Mortgage Mgmt.		COM		51806D100	 1,157	 	 336,735 	x				 336,735
Lifepoint Hospitals Inc.	COM		53219L109	 529	 	 39,300 	x				 39,300
Mentor Corp.			COM		587188103	 6,977	 	 374,600 	x				 374,600
Mesabi Trust UBI		CFT BEN IN	590672101	 1,653	 	 528,900 	x				 528,900
Newcourt Cr Group Inc.		COM		650905102	 80,796 	 6,245,100 	x				 6,245,100
Noble Affiliates Inc.		COM		654894104	 11,588 	 411,100 	x				 411,100
Ocean Energy Inc.		COM NEW		674812201	 16,363 	 1,700,000 	x				 1,700,000
Paragon Trade Brands Inc.	COM		69912k107	 537	 	 780,900 	x				 780,900
Pepsico Inc.			COM		713448108	 19,537 	 505,000 	x				 505,000
Pepsi Bottling Group Inc.	COM		713409100	 24,975 	 1,080,000 	x				 1,080,000
St. John's Knits Inc		COM		790289102	 2,048	 	 70,000 	x				 70,000
Sun Healthcare Group Inc.
Conv 6% 3/1/04 144A		SD CV 144A 6%04	866933AA2	 314	 	 6,277,000 	x				 6,277,000
Telecelular Sul Part S A	SPONS ADR PFD	879238103	 1,410	 	 65,000 	x				 65,000
Tenet Healthcare Corp.		COM		88033G100	 22,832 	 1,230,000 	x				 1,230,000
Triad Hospitals Inc.		COM		89579K109	 540	 	 40,000 	x				 40,000
U.S. Office Products Co.	COM NEW		912325305	 5,397	 	 1,004,000 	x				 1,004,000
Union Pacific Resources Grp.	COM		907834105	 2,855	 	 175,000 	x				 175,000
Venator Group Inc.		COM		922944103	 9,498	 	 910,000 	x				 910,000
Ventas Inc.			COM		92276F100	 11,894 	 2,212,800 	x				 2,212,800
Vitro SA ADR			SPONS ADR 	928502301	 7,144	 	 1,394,000 	x				 1,394,000